Reserves (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Summary of tabular form of other reserves

	Consolidated
	December 2024	June 2024
	$	$
Foreign currency reserve	(575,856)	(750,192)
Share-based payments reserve	4,019,099	4,224,947

	3,443,243	3,474,755